Shareholder Report, Line Graph (Details) 199956_FT Wilshire 5000 Index Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 791,976	$ 644,368	$ 514,618	$ 633,970	$ 503,752	$ 418,804	$ 321,967	$ 340,057	$ 282,036	$ 250,000	$ 923,166
FT Wilshire 5000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FT Wilshire 5000 Index Total Return
Accumulated Value	$ 823,189	$ 665,153	$ 527,488	$ 651,553	$ 514,263	$ 425,617	$ 324,974	$ 343,042	$ 283,431	$ 250,000	$ 964,190